Other Financial and Other Current Liabilities - Schedule of Other Financial and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Financial And Other Current Liabilities
Payroll tax	€ 184	€ 114
Social security	29	14
Credit card payments	4	28
Wages and salaries	89	57
Other	17	35
Total other financial and other current liabilities	€ 323	€ 249